Pension Plans And Other Post-Retirement Benefits (Schedule Of Target Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Equity Securities [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	50.00%
Target Allocation maximum	75.00%
Percentage of Plan Assets	64.00%	66.00%
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	50.00%
Target Allocation maximum	75.00%
Percentage of Plan Assets	46.00%	56.00%
Debt Securities [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	50.00%
Percentage of Plan Assets	23.00%	24.00%
Debt Securities [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	50.00%
Percentage of Plan Assets	26.00%	34.00%
Cash [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Percentage of Plan Assets	13.00%	10.00%
Cash [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Percentage of Plan Assets	28.00%	10.00%